Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Disclosure of detailed information about significant commitments related to the acquisition of royalties and streams [Table Text Block]
Company	Project (asset)	Installments	Triggering events

Gold Resource Corporation	Back Forty project (gold stream)	$5.0 million	Receipt of all material permits for the construction and operation of the project.
		$25.0 million	Pro-rata to drawdowns with construction finance facility.

SolGold plc	Cascabel project (gold stream)	$10.0 million	Achievement of operational milestones, including submission of all final permit applications for the construction and operation of the project.
		$195.0 million	Pro-rata to drawdowns with construction finance facility.

Falco Resources Ltd.	Horne 5 project (silver stream)	C$45.0 million	Receipt of all necessary material third-party approvals, licenses, rights of way, surface rights on the property and all material construction permits, positive construction decision, and raising a minimum of C$135.0 million in non-debt financing and demonstrating that the financial assurance required to allow Falco to proceed with the commencement of mining activities can be satisfied, as applicable.
		C$60.0 million	Upon total projected capital expenditure having been demonstrated to be financed.
		C$40.0 million (optional)	Payable with fourth installment, at sole election of OR Royalties, to increase the silver stream to 100% of payable silver (from 90%).

Disclosure of detailed information about significant commitments for streams and offtakes [Table Text Block]
	Attributable payable production to be purchased		Per ounce/tonne cash payment		Term of agreement	Date of contract
Interest	Silver	Other	Silver	Other
CSA streams (1)	100%	2.25 - 4.875% (Copper)	4%	4%	Life of mine	June 2023

Gibraltar stream (2)	100%		nil		Life of mine	March 2018 Amended Dec. 2024

Mantos Blancos stream (3)	100%		8% spot		Life of mine	September 2015 Amended Aug. 2019

Sasa stream (4)	100%		$6.665		40 years	November 2015